Unaudited Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net income/(loss)	$ 16,653,306	$ (3,635,088)
Net loss from discontinued operations		(114,682)
Net income/(loss) from continuing operations	16,653,306	(3,520,406)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Deferred tax benefit		(47)
Provision for credit losses		(11,407)
Shares-based compensation	452,754	2,481,450
Unrealized gain on XAUt and XAUt collateral receivables due from related party	(21,336,746)
Fair value gain on crypto assets	(428,353)
Interest on Loan payables due to related party	1,231,886
Gain on termination of Right-of-use assets		(117,037)
Changes in assets and liabilities:
Contract assets		483
Prepaid expenses and other assets	(104,625)	357,156
Income tax receivable		(35)
Deferred offering cost	(400,573)
Amounts due to related parties	125,253
Income tax payable		(37,207)
Other payables and accrued liabilities	897,911	780,129
Net cash used in operating activities	(2,909,187)	(66,921)
Cash flows from investing activities:
Loan to third parties		(29,132)
Loan & interest repayment from a third party		100,000
Deposit for long term investment		(250,000)
Net cash used in investing activities		(179,132)
Cash flows from financing activities:
Loan repayment to related party	(9,371,290)
Net proceeds from private placement	14,256,893	250,000
Net cash provided by financing activities	4,885,603	250,000
Cash flows from discontinued operations:
Net cash used in operating activities from discontinued operations		(15,965)
Net cash used in discontinued operations		(15,965)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	90,543	5,489
Net change in cash and cash equivalents and restricted cash	2,066,959	(6,529)
Cash and cash equivalents and restricted cash, beginning of the year	5,024	13,190
Cash and cash equivalents and restricted cash, end of the period	2,071,983	6,661
Reconciliation to amounts on consolidated balance sheets of the continuing operations:
Cash and cash equivalents	2,071,983	6,215
Restricted cash
Total cash and cash equivalents, and restricted cash shown in the statement of cash flows	2,071,983	6,215
Reconciliation to amounts on consolidated balance sheets of the discontinued operations:
Cash and cash equivalents		446
Total cash and cash equivalents, and restricted cash shown in the statement of cash flows		446
Supplemental cash flow information
Cash paid for interest
Cash paid for income taxes
Unrealized gain on XAUt	21,336,746
Share-based compensation	452,754	2,481,450
Related party interest accrual	$ 1,231,886